Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net book value	$ 443,386,898
Vessel depreciation	(15,304,021)	$ (12,262,011)
Vessels contributed to spin-off (Note 1)	(9,808,854)
Vessels contributed to spin-off (Note 1)	6,223,827
Vessels contributed to spin-off (Note 1)	(3,585,027)
Net book value	477,285,311
Vessels [Member]
Costs	527,651,713
Accumulated depreciation	(84,264,815)
Net book value	443,386,898
Vessel depreciation	(15,304,021)
Newbuilding vessels “Symeon P” and “Dear Panel” delivered during the period	94,440,687
Vessel improvements	768,598
Vessel held for sale	(60,044,248)
Vessel held for sale	20,267,702
Vessel held for sale	(39,776,546)
Vessel sale	(5,721,396)
Vessel sale	3,076,118
Vessel sale	(2,645,278)
Costs	547,286,500
Accumulated depreciation	(70,001,189)
Net book value	$ 477,285,311